Balance Sheet Components (Other Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Prepaid and other current assets
Matching loans due from a related party	$ 33,924	$ 33,170
Prepaid taxes	33,052	25,698
Prepaid revenue-sharing costs	9,512	7,865
Prepaid content and license costs	5,321	6,531
Prepaid professional fees	3,629	2,112
Prepaid rental deposits	982	1,121
Interest receivable from bank deposits with original maturities of three months or less	697	297
Employee advances	557	507
Prepaid advertising and promotion expenses	344	331
Prepaid office rent and facilities expenses	165	133
Others	5,720	5,810
Prepaid and other current assets	93,903	83,575
Other short-term liabilities
Matching loans due to a related party (See Note 9)	34,124	34,123
Share-based awards in Changyou (See Note 18)	28,063	26,772
Deposits from customers	4,350	5,917
Lease liabilities	1,822	1,723
Contract deposits from advertisers	1,453	1,564
Consideration payable for equity investments	700	685
Others	6,089	5,538
Other short-term liabilities	76,601	76,322
Receipts in advance and deferred revenue
Total receipts in advance	8,316	7,359
Deferred revenue	46,562	43,648
Receipts in advance and deferred revenue	54,878	51,007
Online game business [Member]
Receipts in advance and deferred revenue
Total receipts in advance	4,159	3,074
Other business [Member]
Receipts in advance and deferred revenue
Total receipts in advance	$ 1,764	$ 2,290